Royalty, stream and working interests (Tables)	6 Months Ended
Jun. 30, 2020
Royalty, stream and working interests
Disclosure of detailed information about royalty, stream and working interest, net

		Accumulated
As at June 30, 2020	Cost	Depletion(1)	Impairment	Carrying Value
Mining royalties	$1,038.0	$(632.4)	$—	$405.6
Streams	4,349.9	(1,622.5)	—	2,727.4
Energy	1,745.0	(406.8)	(267.7)	1,070.5
Advanced	199.8	(32.1)	—	167.7
Exploration	64.7	(12.1)	—	52.6
	$7,397.4	$(2,705.9)	$(267.7)	$4,423.8
1.	Accumulated depletion includes previously recognized impairment charges.

		Accumulated
As at December 31, 2019	Cost	Depletion(1)	Impairment	Carrying Value
Mining royalties	$1,035.7	$(620.1)	$—	$415.6
Streams	4,346.3	(1,542.3)	—	2,804.0
Energy	1,756.4	(402.8)	—	1,353.6
Advanced	203.2	(32.3)	—	170.9
Exploration	66.2	(12.5)	—	53.7
	$7,407.8	$(2,610.0)	$—	$4,797.8
1.	Accumulated depletion includes previously recognized impairment charges.

Disclosure of detailed information about royalty, stream and working interest, net rollforward

	Mining
	Royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2019	$450.1	$2,967.6	$966.6	$129.8	$41.5	$4,555.6
Additions	—	—	419.0	46.0	11.9	476.9
Transfers	5.9	—	—	(5.9)	—	—
Depletion	(46.0)	(163.6)	(49.0)	(0.9)	(0.2)	(259.7)
Impact of foreign exchange	5.6	—	17.0	1.9	0.5	25.0
Balance at December 31, 2019	$415.6	$2,804.0	$1,353.6	$170.9	$53.7	$4,797.8
Additions (Note 3)	13.4	(0.1)	21.3	—	—	34.6
Impairments	—	—	(267.7)	—	—	(267.7)
Depletion	(17.1)	(76.5)	(21.5)	(0.4)	—	(115.5)
Impact of foreign exchange	(6.3)	—	(15.2)	(2.8)	(1.1)	(25.4)
Balance at June 30, 2020	$405.6	$2,727.4	$1,070.5	$167.7	$52.6	$4,423.8

Schedule of impairments of Royalty, Stream and Working Interests, Net

	Impairment	Recoverable
	Amount	Amount
Royalty, stream and working interests, net
SCOOP/STACK	$207.2	$309.2
Weyburn	60.5	162.8
Other assets
Oil well equipment	$4.0	$4.7
	$271.7	$476.7

Schedule of key assumptions and sensitivity analysis

						Average
						Annual
	Remainder of					Increase
	2020	2021	2022	2023	2024	Thereafter
WTI oil price (US$/barrel)	$30.00	$41.18	$49.88	$55.87	$57.98	2%

	Increase (Decrease) to Impairment Charges
	1% Increase	1% Decrease	10% Decrease	10% Increase
	in the	in the	in WTI Oil	in WTI Oil
	Discount Rate	Discount Rate	Price	Price
SCOOP/STACK	$34.1	$(39.9)	$37.8	$(37.3)
Weyburn, including oil well equipment	16.9	(19.1)	39.8	(39.0)
	$51.0	$(59.0)	$77.6	$(76.3)